Risks - Foreign currency sensitivity (Details) - Currency risk [member] $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Revenue derived from sales in currency different from euro	36.00%	36.00%	34.00%	39.00%
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedge agreements | $		$ 10.3
United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation in US Dollar	10.00%	10.00%
Depreciation in US Dollar	10.00%	10.00%
Increase (Decrease) in net results as a result of appreciation in US Dollar.	€ 700,000
Increase (Decrease) in net result as a result of depreciation in US Dollar	(600,000)
Amount Of Euro Per US Dollar	€ 1